UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices) (Zip code)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-877-446-3863
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2011 (Unaudited)
SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.6%

	Shares	Value
ARGENTINA — 1.7%
MercadoLibre *	1,730	$117,259

AUSTRALIA — 1.8%
CSL	3,325	123,278

BRAZIL — 6.7%
BM&F Bovespa	30,100	210,370
Cielo	8,175	60,666
Hypermarcas *	8,500	101,170
Natura Cosmeticos	3,325	85,174

		457,380

CHINA — 4.4%
Mindray Medical International ADR	3,575	93,522
New Oriental Education & Technology Group ADR *	1,450	143,057
Tingyi (Cayman Islands) Holding	24,850	60,813

		297,392

HONG KONG — 5.3%
Hong Kong Exchanges and Clearing	2,575	59,053
Li & Fung	47,300	306,674

		365,727

MEXICO — 2.3%
Wal-Mart de Mexico	55,925	155,596

NETHERLANDS — 2.7%
ASML Holding ADR	4,350	182,743

PORTUGAL — 1.4%
Jeronimo Martins SGPS	6,525	98,602

SOUTH AFRICA — 5.0%
Naspers, Cl N	6,650	345,217

SWITZERLAND — 6.6%
ABB ADR	4,300	101,781
Kuehne & Nagel International	1,555	201,108
SGS	90	146,425

		449,314

TAIWAN — 1.2%
Taiwan Semiconductor ADR	6,325	82,668

UNITED KINGDOM — 4.0%
ARM Holdings	26,450	218,563
Reckitt Benckiser Group	975	53,009

		271,572

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2011 (Unaudited)
COMMON STOCK — continued

	Shares	Value
UNITED STATES — 51.5%
Allergan	1,800	$127,098
Amazon.com *	1,720	291,781
Apple *	620	210,378
Charles Schwab	5,550	100,178
FMC Technologies *	3,200	300,800
Google, Cl A *	275	165,099
IntercontinentalExchange *	1,150	138,564
Intuitive Surgical *	600	193,746
Las Vegas Sands *	3,275	152,255
National Oilwell Varco	4,775	352,872
NIKE, Cl B	1,950	160,836
Praxair	1,625	151,190
QUALCOMM	7,125	385,676
Salesforce.com *	2,425	313,165
Schlumberger	2,365	210,461
Visa, Cl A	3,825	267,176

		3,521,275

TOTAL COMMON STOCK (Cost $5,408,157)		6,468,023

LOW EXERCISE PRICE OPTION WARRANTS — 3.7%
INDIA — 3.7%
ITC Ltd., expires 01/30/12 (A)†*	3,900	13,740
ITC Ltd., expires 09/29/14 (A)††*	34,575	121,808
Larsen and Toubro., expires 09/24/13 (A)† *	1,500	53,335
Larsen and Toubro., expires 11/04/14 (A)††*	1,725	61,336

TOTAL LOW EXERCISE PRICE OPTION WARRANTS (Cost $248,356)		250,219

TOTAL INVESTMENTS — 98.3% (Cost $5,656,513)		$6,718,242

Percentages are based on Net Assets of $6,834,739.

*	Non-income producing security.

(A)	144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2011 the value of these securities amounted to $250,219, representing 3.7% of Net Assets.

†	Security issued by JPMorgan International Derivatives Ltd.

††	Security issued by JPMorgan Chase Bank N.A.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

†	At January 31, 2011, the tax basis cost of the Fund’s investments was $5,656,513, and the unrealized appreciation and depreciation were $1,166,293 and $(104,564), respectively.

THE ADVISORS’ INNER CIRCLE FUND	SANDS CAPITAL GLOBAL GROWTH FUND JANUARY 31, 2011 (Unaudited)
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Common Stock	$6,468,023	$—	$—	$6,468,023
Low Exercise Price Option Warrants	—	250,219	—	250,219

Total Investments in Securities	$6,468,023	$250,219	$—	$6,718,242

During the period ended January 31, 2011, there were no significant transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2011, there were no Level 3 investments.
For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent semi-annual or annual financial statements.
SAN-QH-001-0200

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund
By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Philip T. Masterson
Philip T. Masterson
President

Date: March 31, 2011

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: March 31, 2011